Institutional Class Prospectus | Treasury Portfolio | Institutional Class
Treasury Portfolio
Objective
The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus Treasury Portfolio Institutional Class
Advisory Fee		0.15%
Other Expenses		0.06%
Total Annual Portfolio Operating Expenses	[1]	0.21%
Fee Waiver and/or Expense Reimbursement	[1]	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.20%
[1]	The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus Treasury Portfolio Institutional Class	20	64	113	255

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Portfolio may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and may begin to raise rates.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Money Market Fund Regulation. The SEC recently adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the imposition of a floating NAV and the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). "Government money market funds," which are money market funds that invest in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully, will be exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels. Government money market funds will also be exempt from the requirement to operate with a floating NAV and may continue to seek a stable NAV of $1.00 per share. While the industry is still assessing the impact of these rule changes, they may affect the investment strategies, performance, operating expenses and structure of money market funds.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the one, five and 10 year periods. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.33%
Low Quarter	12/31/11	0.00%

Average Annual Total Returns for the Periods Ended December 31, 2014
Average Annual Returns	Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years
Institutional Class Prospectus Treasury Portfolio Institutional Class	0.03%	0.03%	1.47%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.